Commitment and contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitment and contingencies

Note 9 - Commitment and Contingencies

On March 1, 2024, RLSP filed a complaint against Ningbo Rongsen in the Ningbo Intermediate People’s Court of China, challenging the overvalued construction costs of our newly constructed factory. On March 5, 2024, RLSP received a notification from Ningbo Fenghua District People’s Court that the construction project contract dispute case of RLSP vs. Ningbo Rongsen has been filed. The case number is (2024) Zhejiang 0213 Civil Litigation No. 1737.

On August 5, 2022, RLSP and Ningbo Rongsen signed a Construction Engineering Contract, with an agreed project cost of US $4,931,105 (RMB 35 million). The project was completed on October 25, 2023, and subsequently audited by Ningbo Zhongxin Engineering Management Co., Ltd., which initially appraised the project at US $6,519,991 (RMB 46,277,593). Based on this appraisal, RLSP signed a Settlement Payment Agreement with Ningbo Rongsen on January 7, 2024, setting the final settlement price at US $7,171,990 (RMB 50,905,352).

However, a significant discrepancy emerged following a second evaluation by Kexin United Engineering Consulting Co., Ltd., which determined the project cost to be US $5,221,922 (RMB 37,064,159), indicating a discrepancy of 26.32% compared to the price in the Settlement Payment Agreement. Citing a major misunderstanding influenced by the initial overvaluation, RLSP seeks legal action to revoke the Settlement Payment Agreement, in accordance with Article 147 of the Civil Code of the People’s Republic of China, which allows for the revocation under significant misunderstanding.

Our management maintains confidence in our legal standing and is actively pursuing a resolution that will be beneficial to us. As legal proceedings are subject to inherent uncertainties, we cannot predict the outcome of this matter at the time of filing this Quarterly Report.

Note 9 - Commitment and contingencies

On February 7, 2021, the landlord of the factory leased by RLSP filed a lawsuit against RLSP for default on lease payment pursuant to the lease agreement entered on November 11, 2019. The case was settled under the court mediation and a civil settlement was issued on April 20, 2021, pursuant to which, RLSP should pay the total unpaid balance of $46,454 (approximately RMB 300,000) along with interest calculated with 24% annum for around five months period. RLSP agreed to make the remaining two lease payments on time. $58,855 (RMB380,000) was made to the landlord through the court in April 2021, including unpaid lease payments, interest and attorney fee.

RLSP extended the lease agreement multiple times with the landlord with the final extension to January 14, 2024 with a monthly lease amount of RMB 429,000 (or approximately $61,638), payable by quarter. According to the supplementary lease agreement, RLSP has an early-termination right by providing the landlord with a 90-day written notice of intent to vacate. RLSP exercised this early-termination right by submitting a notice on April 30th, 2023, and subsequently vacated the leased factory on August 15th, 2023. As a result, the factory lease agreement was terminated as of August 15th, 2023.

On July 5, 2022, Guangzhou FuRuiDe Metal Processing Machinery Manufacturing Co., Ltd. (“GFMP”) and RLSP entered into a settlement agreement regarding a dispute about the molds GFMP produced and RLSP purchased. GFMP manufactured five pair of molds for RLSP for the total purchase amount of RMB 200,000 (approximately USD $31,000), whereas RLSP prepaid RMB 30,000 (approximately USD $5,000) as deposit in October 2019. RLSP claims that the molds are defective which led to higher product defectives rate and RLSP has removed the models from production since then. As a result, RLSP disputed the remaining unpaid purchase amount (i.e. RMB170,000). According to the mediation letter entered by both parties on July 5, 2022, GFMP and RLSP agreed to settle the remaining unpaid balance in RMB 131,850 (approximately $20,000). The settlement amount has been paid on August 1, 2022 through court enforcement of Ningbo City.